SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares	May 23, 2021 ₪ / shares	Apr. 23, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares					₪ 0.01		₪ 0.01	₪ 0.01
Stock split		1-for-2 share split
Repurchase of ordinary shares | $			$ 42,600	$ 35,400
Repurchase of ordinary shares, shares			1,077,213	693,734
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSUs granted		24,334	30,817	19,279
Vested options | $		$ 6,122
Unvested options						660,800
Unrecognized compensation expense | $						$ 12,517
Unrecognized compensation cost, recognition period		1 year 1 month 6 days
Fair value of RSU granted, per share | $ / shares		$ 34.44	$ 49.35	$ 35.44
Number of RSUs vested						275,249
Invasix UK [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares									457,912
Invasix UK [Member] | Dilazar Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ownership interest									49.00%
2018 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares		800,000
Number of shares authorized to be issued as ordinary shares						8,378,000
Number of options available for grant						1,902,431
Aggregate intrinsic value | $						$ 28,315
2018 Incentive Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual life		1 year 10 months 24 days
Total intrinsic value of options exercised | $		$ 24,819	$ 10,549	$ 277,978
Share Repurchase Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase of ordinary shares | $		$ 95,200
Repurchase of ordinary shares, shares		2,557,829
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase of ordinary shares, shares	2